Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.0%
Aerospace & Defense — 0.6%
Spirit AeroSystems Holdings, Inc., Class A*	18,156	$293,038
Airlines — 1.0%
Alaska Air Group, Inc.*	11,961	443,514
Apparel — 3.6%
PVH Corp.	8,589	657,144
Ralph Lauren Corp.	4,962	576,039
Tapestry, Inc.	14,265	410,119
		1,643,302
Auto Parts & Equipment — 1.6%
Dana, Inc.	24,092	353,429
The Goodyear Tire & Rubber Co.*	29,839	370,899
		724,328
Banks — 10.2%
BankUnited, Inc.	10,672	242,255
Comerica, Inc.	14,244	591,838
First Bancorp	42,479	571,767
First Citizens BancShares, Inc., Class A	553	763,195
First Hawaiian, Inc.	33,205	599,350
Texas Capital Bancshares, Inc.*	9,085	535,107
Webster Financial Corp.	10,136	408,582
Wintrust Financial Corp.	7,504	566,552
Zions Bancorp NA	11,555	403,154
		4,681,800
Building Materials — 2.1%
Builders FirstSource, Inc.*	5,320	662,287
Masonite International Corp.*	3,266	304,456
		966,743
Chemicals — 1.2%
Element Solutions, Inc.	24,026	471,150
Huntsman Corp.	3,294	80,373
		551,523
Commercial Services — 6.5%
ABM Industries, Inc.	12,308	492,443
ADT, Inc.	95,254	571,524
AMN Healthcare Services, Inc.*	5,207	443,532
Herc Holdings, Inc.	5,356	637,043
Korn Ferry	6,600	313,104
Robert Half, Inc.	7,033	515,378
		2,973,024
Computers — 2.8%
Crane NXT Co.	6,686	371,541
Genpact Ltd.	12,540	453,948
Lumentum Holdings, Inc.*	10,321	466,303
		1,291,792
Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	4,719	737,155
Moelis & Co., Class A	10,295	464,613
	Number of Shares	Value†

Diversified Financial Services — (continued)
Stifel Financial Corp.	9,779	$600,822
		1,802,590
Electric — 2.6%
IDACORP, Inc.	7,115	666,320
Portland General Electric Co.	13,430	543,646
		1,209,966
Electrical Components & Equipment — 1.2%
Belden, Inc.	5,752	555,356
Electronics — 2.2%
Avnet, Inc.	12,136	584,834
Sensata Technologies Holding PLC	11,582	438,031
		1,022,865
Engineering & Construction — 4.3%
Dycom Industries, Inc.*	7,029	625,581
Fluor Corp.*	21,791	799,730
MasTec, Inc.*	7,914	569,570
		1,994,881
Environmental Control — 1.1%
Stericycle, Inc.*	11,387	509,113
Food — 1.9%
Nomad Foods Ltd.*	34,338	522,624
The Hain Celestial Group, Inc.*	31,488	326,531
		849,155
Hand & Machine Tools — 1.1%
Regal Rexnord Corp.	3,406	486,649
Healthcare Products — 3.5%
Avantor, Inc.*	24,394	514,226
Envista Holdings Corp.*	20,355	567,497
Integra LifeSciences Holdings Corp.*	13,430	512,892
		1,594,615
Healthcare Services — 2.9%
Acadia Healthcare Co., Inc.*	6,544	460,108
Fortrea Holdings, Inc.*	15,952	456,068
Pediatrix Medical Group, Inc.*	34,087	433,246
		1,349,422
Home Builders — 2.1%
PulteGroup, Inc.	7,280	539,084
Taylor Morrison Home Corp.*	10,265	437,392
		976,476
Insurance — 5.1%
American Financial Group, Inc.	4,388	490,008
Everest Group Ltd.	2,005	745,198
Kemper Corp.	7,820	328,675
Selective Insurance Group, Inc.	3,693	381,007
The Hanover Insurance Group, Inc.	3,634	403,301
		2,348,189
Internet — 2.2%
Criteo S.A., ADR*	17,293	504,955

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Gen Digital, Inc.	29,210	$516,433
		1,021,388
Iron & Steel — 1.0%
ATI, Inc.*	10,605	436,396
Lodging — 1.0%
Hilton Grand Vacations, Inc.*	11,707	476,475
Machinery — Construction & Mining — 1.3%
Oshkosh Corp.	6,455	616,001
Machinery — Diversified — 1.2%
The Middleby Corp.*	4,108	525,824
Media — 1.2%
Nexstar Media Group, Inc.	3,984	571,186
Mining — 1.6%
Cameco Corp.	18,641	738,929
Oil & Gas — 2.6%
HF Sinclair Corp.	9,116	518,974
Magnolia Oil & Gas Corp., Class A	28,761	658,914
		1,177,888
Oil & Gas Services — 1.4%
ChampionX Corp.	18,475	658,080
Packaging and Containers — 1.4%
Berry Global Group, Inc.	10,207	631,915
Real Estate — 1.2%
Jones Lang LaSalle, Inc.*	3,840	542,131
Retail — 4.3%
Bath & Body Works, Inc.	16,557	559,626
Dine Brands Global, Inc.	8,577	424,133
Papa John's International, Inc.	6,069	414,027
Sally Beauty Holdings, Inc.*	10,589	88,736
Williams-Sonoma, Inc.	3,089	480,031
		1,966,553
Semiconductors — 4.0%
Amkor Technology, Inc.	17,901	404,563
FormFactor, Inc.*	18,186	635,419
Kulicke & Soffa Industries, Inc.	5,401	262,651
Synaptics, Inc.*	6,026	538,965
		1,841,598
Software — 2.3%
ACI Worldwide, Inc.*	21,691	489,349
CommVault Systems, Inc.*	8,520	576,037
		1,065,386
Telecommunications — 0.1%
Calix, Inc.*	557	25,533
Transportation — 4.7%
ArcBest Corp.	5,451	554,094
	Number of Shares	Value†

Transportation — (continued)
International Seaways, Inc.	11,796	$530,820
Knight-Swift Transportation Holdings, Inc.	11,713	587,407
Star Bulk Carriers Corp.	24,375	469,950
		2,142,271
TOTAL COMMON STOCKS (Cost $45,592,048)		42,705,895

REAL ESTATE INVESTMENT TRUSTS — 6.6%
Apartments — 1.2%
Apartment Income REIT Corp.	18,189	558,402
Diversified — 0.8%
Broadstone Net Lease, Inc.	24,188	345,888
Healthcare — 1.0%
Physicians Realty Trust	36,874	449,494
Hotels & Resorts — 0.3%
Ryman Hospitality Properties, Inc.	1,538	128,085
Industrial — 2.3%
First Industrial Realty Trust, Inc.	9,217	438,637
STAG lndustrial, Inc.	17,887	617,281
		1,055,918
Storage & Warehousing — 1.0%
CubeSmart	12,384	472,202
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,636,049)		3,009,989

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $200,708)	200,708	200,708
TOTAL INVESTMENTS — 100.0% (Cost $49,428,805)		$45,916,592
Other Assets & Liabilities — 0.0%		7,188
TOTAL NET ASSETS — 100.0%		$45,923,780

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
SMID Cap Value Fund
Country Weightings as of 9/30/2023††
United States	92%
Bermuda	2
Canada	2
Puerto Rico	1
United Kingdom	1
France	1
Greece	1
Total	100%
††	% of total investments as of September 30, 2023.
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